Loss per share - Calculation of Loss per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Earnings per share [abstract]
Net loss for the period	$ (39.4)	$ (10.1)
Weighted average number of ordinary shares, basic (in shares)	176.4	167.6
Loss per common share - basic (in dollars per share)	$ (0.22)	$ (0.06)
Loss per common share - diluted (in dollars per share)	$ (0.22)	$ (0.06)